SUPPLEMENT DATED FEBRUARY 21, 2012
To the variable annuity prospectuses of:

Allianz VisionSM
Dated January 3, 2012, as supplemented January 23, February 3 & 16, 2012, for Contracts issued on or after May 2, 2011 and
Dated January 23, 2012, as supplemented January 23, February 3 & 16, 2012, for Contracts issued on or prior to April 29, 2011

Allianz ConnectionsSM
Dated January 3, 2012, as supplemented January 23, February 3 & 16, 2012, for Contracts issued on or after May 2, 2011
ISSUED BY

Allianz Life Insurance Company of North America and Allianz Life Variable Account B (collectively, “Allianz Life”)
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.
In the state of Oregon for the Allianz VisionSM and Allianz ConnectionsSM prospectuses for Contracts issued on or after May 2, 2011, the following information is added to Appendix C – Previous Version of Income Protector and Investment Protector.

In Oregon Income Protector (05.11) was available from May 2, 2011 through February 17, 2012.

For Income Protector (05.11) issued in Oregon from January 23, 2012 through February 17, 2012 the available Investment Options are as follows:

Available Investment Options for Income Protector (05.11) issued in Oregon from January 23, 2012 through February 17, 2012
AZL Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Invesco Equity and Income Fund

Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

2.
In the state of Oregon for the Allianz VisionSM prospectus for Contracts issued on or prior to April 29, 2011, the following information is added to Appendix G – Previous Versions of Income Protector and Investment Protector.

In Oregon Income Protector (05.11) was available from May 2, 2011 through February 17, 2012.

For Income Protector (05.11) issued in Oregon from January 23, 2012 through February 17, 2012 the available Investment Options are as follows:

Available Investment Options for Income Protector (05.11) issued in Oregon from January 23, 2012 through February 17, 2012
AZL Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Invesco Equity and Income Fund

Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

PRO-012-0511